EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Employees and directors share-based payments	$-	$-
Shares issued for services	-	136,000
	$-	$136,000